EATON VANCE GROWTH TRUST

Two International Place

Boston, MA  02110

Telephone:  (617) 482-8260

Fax:  (617) 338-8054

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Growth Trust (the “Registrant”) (1933 Act File No. 2-22019) certifies (a) that the form of each prospectus and statement of additional information dated January 1, 2014 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 156 (“Amendment No. 156”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 156 was filed electronically with the  Securities and Exchange Commission (Accession No. 0000940394-13-001464) on December 23, 2013:

Eaton Vance Multi-Cap Growth Fund

Eaton Vance Richard Bernstein All Asset Strategy Fund

Eaton Vance Richard Bernstein Equity Strategy Fund

Eaton Vance Worldwide Health Sciences Fund

EATON VANCE GROWTH TRUST

By:  /s/ Maureen A. Gemma

Maureen A. Gemma

Secretary

Date:  January 2, 2014

015_0552.doc